SCHEDULE OF PRE TAX LOSS AND INCOME TAXES (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Sep. 30, 2023	Sep. 30, 2022
Loss for the year	$ (1,248,755)	$ (909,593)	$ (2,415,991)	$ (3,330,107)	$ (3,939,961)	$ (2,714,616)
Expected income tax (recovery)					(978,000)	(651,000)
Deferred income tax (recovery)					978,000	651,000
Deferred income tax recovery
CANADA
Loss for the year					(2,418,491)	(2,030,281)
Expected income tax (recovery)					(659,000)	(549,000)
Deferred income tax (recovery)					659,000	548,000
UNITED STATES
Loss for the year					(1,521,470)	(684,335)
Expected income tax (recovery)					(319,000)	(102,000)
Deferred income tax (recovery)					$ 319,000	$ 103,000